Income Taxes - Schedule of Income (Loss) from Continuing Operations before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ 2,215	$ 7,784
Non-U.S.	(696)	(3,843)
Income before provision for income taxes and non-controlling interest	$ 1,519	$ 3,941